Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19,285,755	$ 20,262,360
Less: accumulated depreciation	(13,709,142)	(14,420,101)
Less: impairment	(5,513,730)	(5,760,944)
Property and equipment, net	62,883	81,315
Server Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,190,009	20,050,414
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 95,746	$ 211,946